Unaudited Condensed Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class A USD ($) shares	Ordinary Shares Class B CNY (¥) shares	Ordinary Shares Class B USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	LZ Technology shareholders’ equity CNY (¥)	LZ Technology shareholders’ equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars) | ¥	¥ 4		¥ 22		¥ 218,284		¥ (160,757)		¥ 57,553		¥ 4,114		¥ 61,667
Balance (in Shares) | shares	21,791,187	21,791,187	123,354,611	123,354,611
Balance at Dec. 31, 2023 | ¥	¥ 4		¥ 22		218,284		(160,757)		57,553		4,114		61,667
Balance (in Shares) at Dec. 31, 2023 | shares	21,791,187	21,791,187	123,354,611	123,354,611
Net income (loss) | ¥							1,535		1,535		648		2,183
Issuance of shares in exchange for repurchase of non-controlling interests | ¥			¥ 1		2,018		(2,146)		(127)		(2,022)		(2,149)
Issuance of shares in exchange for repurchase of non-controlling interests (in Shares) | shares	708,813	708,813	4,145,389	4,145,389
Balance at Jun. 30, 2024 | ¥	¥ 4		¥ 23		220,302		(161,368)		58,961		2,740		61,701
Balance (in Shares) at Jun. 30, 2024 | shares	22,500,000	22,500,000	127,500,000	127,500,000
Balance (in Dollars) | ¥	¥ 4		¥ 23		220,302		(161,368)		58,961		2,740		61,701
Balance (in Shares) | shares	22,500,000	22,500,000	127,500,000	127,500,000
Balance (in Dollars) | ¥	¥ 4		¥ 23		220,285		(155,215)		65,097		2,342		67,439
Balance (in Shares) | shares	22,500,000	22,500,000	127,500,000	127,500,000
Balance at Dec. 31, 2024 | ¥	¥ 4		¥ 23		220,285		(155,215)		65,097		2,342		67,439
Balance (in Shares) at Dec. 31, 2024 | shares	22,500,000	22,500,000	127,500,000	127,500,000
Net income (loss)							(43,269)		(43,269)		(386)		(43,655)	$ (6,094)
Issuance of ordinary shares upon IPO | ¥					60,242				60,242				60,242
Issuance of ordinary shares upon IPO (in Shares) | shares			2,070,000	2,070,000
Offering costs | ¥					(13,904)				(13,904)				(13,904)
Balance at Jun. 30, 2025	¥ 4	$ 1	¥ 23	$ 3	266,623	$ 37,219	(198,484)	$ (27,707)	68,166	$ 9,516	1,956	$ 273	70,122	9,789
Balance (in Shares) at Jun. 30, 2025 | shares	22,500,000	22,500,000	129,570,000	129,570,000
Balance (in Dollars)	¥ 4	$ 1	¥ 23	$ 3	¥ 266,623	$ 37,219	¥ (198,484)	$ (27,707)	¥ 68,166	$ 9,516	¥ 1,956	$ 273	¥ 70,122	$ 9,789
Balance (in Shares) | shares	22,500,000	22,500,000	129,570,000	129,570,000